SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Lease
2025	$ 16,344	$ 38,566	$ 23,926
2026	38,634		9,880
Total lease payments	54,978	38,566	33,806
Less: Imputed interest	(1,621)	(457)	(896)
Present value of lease liabilities	53,357	38,109	32,910
Less: current portion	(32,489)	(38,109)	(23,097)
Lease obligations, noncurrent	$ 20,868		$ 9,813